Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total	Total shareholders' equity	Common shares and participation certificates	Additional paid-in capital		Retained earnings	Treasury shares, at cost		Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2013		SFr 43,632	SFr 39,467	SFr 4,400	SFr 34,851		SFr 14,621	SFr 0		SFr (14,405)	SFr 4,165
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(369)									(369)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		36									36
Net income/(loss)		305	(88)				(88)				393
Total other comprehensive income/(loss), net of tax		(162)	(138)							(138)	(24)
Share-based compensation, net of tax		(708)	(707)		(707)						(1)
Dividends on share-based compensation, net of tax		(39)	(39)		(39)
Dividends paid		(59)	(38)				(38)
Cash dividends paid to noncontrolling interest holders											(21)
Changes in redeemable noncontrolling interests, increase		2	2		2
Change in scope of consolidation, net		(2,366)									(2,366)
Other		(1)	(1)		(1)
Balance at Jun. 30, 2014		40,271	38,458	4,400	34,106		14,495	0		(14,543)	1,813
Balance at Dec. 31, 2014		44,641	42,895	4,400	34,842		15,877	0	[1]	(12,224)	1,746
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[2],[3]	(239)									(239)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[3]	46									46
Net income/(loss)		1,917	1,918				1,918				(1)
Total other comprehensive income/(loss), net of tax		(2,468)	(2,375)							(2,375)	(93)
Share-based compensation, net of tax		(968)	(967)		(967)	[4]					(1)
Dividends on share-based compensation, net of tax		(12)	(12)		(12)
Dividends paid		(80)	(80)				(80)
Change in scope of consolidation, net		6									6
Other		(2)									(2)
Balance at Jun. 30, 2015		SFr 42,841	SFr 41,379	SFr 4,400	SFr 33,863		SFr 17,715	SFr 0	[1]	SFr (14,599)	SFr 1,462

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Includes a net tax charge of CHF (11) million from the excess recognized compensation expense over fair value of shares delivered.